Provisions (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of other provisions [line items]
Summary of Details of Other Provisions

(In thousands)	December 31, 2023		December 31, 2022
Civil	R$	12,270	R$	1,109
Tax		5,334		—
Labor		6,090		1,326

Total	R$	23,694	R$	2,435

Current		685		2,435
Non-current		23,009		—

Summary of Changes in Provisions
Changes in provisions for tax, civil and labor risks are as follows:

(In thousands)	Civil (i)		Tax (ii)		Labor (iii)		Total
As of December 31, 2022		1,109		—		1,326		2,435

Acquisition	R$	11,799	R$	5,334	R$	4,478	R$	21,611
Additions		6,779		—		286		7,065
Payments		(7,417)		—		—		(7,417)

As of December 31, 2023	R$	12,270	R$	5,334	R$	6,090	R$	23,694

Summary of Restricted Cash and Cash Equivalents
The Company granted collateral for civil, labor and tax lawsuits in the form of cash deposits which the Company is unable to access until the lawsuit is resolved, as follows:

(In thousands)	December 31, 2023
Civil contingencies	R$	27
Labor contingencies		1,379
Tax liabilities		26,691

Total	R$	28,097

Boa Vista Servicos S A [member]
Disclosure of other provisions [line items]
Summary of Details of Other Provisions

	August 7,	December 31,
	2023	2022
Civil	11,799	6,592
Tax	5,354	5,334
Labor	4,478	2,148

Total	21,631	14,074

Current	—	—
Non-current	21,631	14,074

Summary of Changes in Provisions
Changes in provisions for tax, civil and labor risks
are
as follows:

	Civil (i)	Tax (ii)	Labor (iii)	Total
As of January 1, 2022	4,588	7,741	13,663	25,992
Additions	9,209	—	—	9,209
Write-offs	—	—	(678)	(678)
Payments	(7,205)	—	—	(7,205)
Interest and fines	—	887	—	887
Transfer to liabilities held for sale	—	(3,294)	(10,837)	(14,131)

As of January 1, 2023	6,592	5,334	2,148	14,074

Additions	14,251	—	2,330	16,581
Payments	(9,044)	—	—	(9,044)
Interest and fines	—	20	—	20

As of August 7, 2023	11,799	5,354	4,478	21,631

Summary of Restricted Cash and Cash Equivalents
The Company granted collateral for civil, labor and tax lawsuits in the form of cash deposits which the Group is unable to access until the lawsuit is resolved, as follows:

	August 7, 2023	December 31, 2022
Civil contingencies	1,740	2,020
Labor contingencies	1,182	1,494
Tax liabilities	25,833	23,836

Total	28,755	27,350